COMPARATIVE CONSOLIDATED FINANCIALS (Unaudited) (Details 1) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Cash flows from operating activities:
Net (Loss)	$ (1,797,228)	$ (2,520,808)	$ (155,024)	$ (5,788,901)
Adjustments to reconcile Net (Loss) to Net Cash provided by operations:
Debt discount amortization	0	356,250	18,750	356,250
Depreciation and amortization	72,258	11,343	0	148,860
Common stock issued for legal fees		124,000		124,000
Uncollectible vendor notes receivable		1,414,921
Changes in Current Assets and Liabilities
Vendor advances receivable	0	186,486	(1,550,000)	0
Accounts receivable	0	4,546	(89,934)	186,486
Other receivables		(2,465)
Inventories	(612,693)	(765,320)	(219,105)	(928,762)
Prepaid expenses	101,114	9,927	0	183,181
Accounts payable		252,984
Accounts payable	2,572	66,383	57,995	418,898
Accrued liabilities	286,435	86,785	0	254,774
Net cash used in operating activities	(2,279,783)	(766,511)	(1,922,384)	(3,279,367)
Cash flows from investing activities
Purchase of equipment	(507,181)	(36,017)	0	(304,188)
Net cash used in investing activities	(607,181)	(36,017)	0	(404,188)
Cash flow from financing activities
Note payment - related party	0	(362,000)	(75,000)	(960,000)
Insurance premium note payments	(74,429)	(79,328)	0	(207,033)
Sale of common stock	9,263,424	1,350,875	732,500	6,038,900
Organization and fundraising costs	(1,137,211)	(17,000)	(225,000)	(179,750)
Net cash provided by financing activities	6,481,784	892,547	1,932,500	4,460,262
Net increase in cash	3,594,820	90,019	10,116	776,707
Cash, beginning of period	786,823	10,116	0	10,116
Cash, end of period	4,381,643	100,135	10,116	786,823
Supplemental Cash Flow Information
Cash paid during the period for Interest	0	0	0	9,105
Cash paid during the period for Income taxes	0	0	0	0
Vendor note receivable foreclosure -
Vendor notes receivable	0	1,170,079	0	1,305,079
Vendor advances receivable	0	(96,552)	0	(96,552)
Accounts receivable	0	(20,965)	0	(20,965)
Inventories	0	(509,447)	0	(644,447)
Equipment	0	(543,115)	0	(543,115)
Other receivables		(20,811)
Accounts payable		20,811
Insurance premium note payable	167,456	180,761	0	213,913
Prepaid expenses	(167,456)	(180,761)	0	(213,913)
Common stock	0	601	0	604
Additional paid-in-capital	$ 0	$ (601)	$ 0	$ (604)